INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets (Liabilities):
Fixed assets	$ (101)	$ (185)
Stock-based and performance share compensation.	1,920	1,977
Equity method investments	(138)	(149)
Accrual to cash adjustment	(4,053)	(7,549)
Net operating loss and carryforward	7,792	5,762
Intangibles		(34)
Intangibles	1,773
Debt issuance costs	10	20
Accretion expense	(268)	(443)
Total Noncurrent DTL	6,935	(601)
Valuation Allowance	(7,731)
Deferred Tax Liabilities, net	$ (796)	$ (601)